Condensed Consolidating Financial Information - Condensed Consolidating Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES AND OTHER:
Revenues	$ 1,926	$ 2,087	$ 2,386	$ 2,196	$ 2,793	$ 2,424	$ 2,289	$ 2,524	$ 8,595	$ 10,030	$ 10,039
Gains (losses) on sales of assets									43	(264)	476
OPERATING EXPENSES:
Severance and ad valorem taxes									224	189	134
General and administrative									315	335	333
Restructuring and other termination costs									12	38	0
Provision for legal contingencies, net									19	26	(38)
Depreciation, depletion and amortization									2,264	1,737	1,697
Gain (loss) on sale of oil and natural gas properties									0	0
Impairments									11	131	814
Other operating expense									92	0	416
Total Operating Expenses									8,626	9,648	10,177
INCOME (LOSS) FROM OPERATIONS	(173)	46	278	(182)	418	82	(160)	42	(31)	382	(138)
OTHER INCOME (EXPENSE):
Interest expense									(651)	(633)	(601)
Gains (losses) on investments									(71)	139	0
Gains on purchases or exchanges of debt									75	263	233
Other income									39	67	6
Equity in net earnings (losses) of subsidiary									0	0	0
Total Other Expense									(608)	(164)	(362)
INCOME (LOSS) BEFORE INCOME TAXES									(639)	218	(500)
Total Income Tax Expense (Benefit)									(331)	(10)	2
NET INCOME (LOSS)									(308)	228	(502)
Net income attributable to noncontrolling interests									0	(2)	(3)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	$ (324)	$ (61)	$ 98	$ (21)	$ 604	$ (146)	$ (249)	$ 17	(308)	226	(505)
Other comprehensive income									35	34	39
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE									(273)	260	(466)
Oil, Natural Gas and NGL
REVENUES AND OTHER:
Revenues									4,522	5,155	4,985
Oil, natural gas and NGL production
OPERATING EXPENSES:
Cost of goods and services									520	474	517
Oil, natural gas and NGL gathering, processing and transportation
OPERATING EXPENSES:
Cost of goods and services									1,082	1,398	1,471
Marketing
REVENUES AND OTHER:
Revenues									3,967	5,076	4,511
OPERATING EXPENSES:
Cost of goods and services									4,003	5,158	4,598
Oil, Natural gas and NGL and Marketing
REVENUES AND OTHER:
Revenues									8,489	10,231	9,496
Other
REVENUES AND OTHER:
Revenues									63	63	67
Exploration
OPERATING EXPENSES:
Cost of goods and services									84	162	235
Marketing
REVENUES AND OTHER:
Revenues									3,967	5,076
Reportable legal entities | Exploration
OPERATING EXPENSES:
Cost of goods and services									7	0	0
Eliminations
REVENUES AND OTHER:
Revenues									0	0	0
Gains (losses) on sales of assets									0	0	0
OPERATING EXPENSES:
Severance and ad valorem taxes									0	0	0
General and administrative									0	0	0
Restructuring and other termination costs									0	0
Provision for legal contingencies, net									0	0	0
Depreciation, depletion and amortization									0	0	0
Impairments									0	0	0
Other operating expense									0		0
Total Operating Expenses									0	0	0
INCOME (LOSS) FROM OPERATIONS									0	0	0
OTHER INCOME (EXPENSE):
Interest expense									0	0	0
Gains (losses) on investments									0	0
Gains on purchases or exchanges of debt									0	0	0
Other income									0	0	0
Equity in net earnings (losses) of subsidiary									246	(584)	216
Total Other Expense									246	(584)	216
INCOME (LOSS) BEFORE INCOME TAXES									246	(584)	216
Total Income Tax Expense (Benefit)									0	0	0
NET INCOME (LOSS)									246	(584)	216
Net income attributable to noncontrolling interests									0	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE									246	(584)	216
Other comprehensive income									0	0	0
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE									246	(584)	216
Eliminations | Oil, Natural Gas and NGL
REVENUES AND OTHER:
Revenues									0	0	0
Eliminations | Oil, natural gas and NGL production
OPERATING EXPENSES:
Cost of goods and services									0	0	0
Eliminations | Oil, natural gas and NGL gathering, processing and transportation
OPERATING EXPENSES:
Cost of goods and services									0	0	0
Eliminations | Marketing
REVENUES AND OTHER:
Revenues									0	0	0
OPERATING EXPENSES:
Cost of goods and services									0	0	0
Eliminations | Oil, Natural gas and NGL and Marketing
REVENUES AND OTHER:
Revenues										0	0
Eliminations | Other
REVENUES AND OTHER:
Revenues									0	0	0
Eliminations | Exploration
OPERATING EXPENSES:
Cost of goods and services									0	0	0
Parent | Reportable legal entities
REVENUES AND OTHER:
Revenues									0	0	0
Gains (losses) on sales of assets									0	0	0
OPERATING EXPENSES:
Severance and ad valorem taxes									0	0	0
General and administrative									1	2	1
Restructuring and other termination costs									0	0
Provision for legal contingencies, net									0	0	(79)
Depreciation, depletion and amortization									0	0	0
Impairments									0	0	0
Other operating expense									0		0
Total Operating Expenses									1	2	(78)
INCOME (LOSS) FROM OPERATIONS									(1)	(2)	78
OTHER INCOME (EXPENSE):
Interest expense									(598)	(631)	(599)
Gains (losses) on investments									0	0
Gains on purchases or exchanges of debt									65	263	233
Other income									0	3	1
Equity in net earnings (losses) of subsidiary									(105)	583	(216)
Total Other Expense									(638)	218	(581)
INCOME (LOSS) BEFORE INCOME TAXES									(639)	216	(503)
Total Income Tax Expense (Benefit)									(331)	(10)	2
NET INCOME (LOSS)									(308)	226	(505)
Net income attributable to noncontrolling interests									0	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE									(308)	226	(505)
Other comprehensive income									0	0	0
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE									(308)	226	(505)
Parent | Reportable legal entities | Oil, Natural Gas and NGL
REVENUES AND OTHER:
Revenues									0	0	0
Parent | Reportable legal entities | Oil, natural gas and NGL production
OPERATING EXPENSES:
Cost of goods and services									0	0	0
Parent | Reportable legal entities | Oil, natural gas and NGL gathering, processing and transportation
OPERATING EXPENSES:
Cost of goods and services									0	0	0
Parent | Reportable legal entities | Marketing
REVENUES AND OTHER:
Revenues									0	0	0
OPERATING EXPENSES:
Cost of goods and services									0	0	0
Parent | Reportable legal entities | Oil, Natural gas and NGL and Marketing
REVENUES AND OTHER:
Revenues									0	0	0
Parent | Reportable legal entities | Other
REVENUES AND OTHER:
Revenues									0	0	0
Parent | Reportable legal entities | Exploration
OPERATING EXPENSES:
Cost of goods and services									0	0	0
Guarantor Subsidiaries | Reportable legal entities
REVENUES AND OTHER:
Revenues									7,830	10,011	10,016
Gains (losses) on sales of assets									43	(264)	476
OPERATING EXPENSES:
Severance and ad valorem taxes									174	188	133
General and administrative									237	332	330
Restructuring and other termination costs									12	38
Provision for legal contingencies, net									19	26	41
Depreciation, depletion and amortization									1,719	1,730	1,688
Impairments									11	131	814
Other operating expense									52		416
Total Operating Expenses									7,802	9,630	10,235
INCOME (LOSS) FROM OPERATIONS									28	381	(219)
OTHER INCOME (EXPENSE):
Interest expense									16	(2)	(2)
Gains (losses) on investments									(47)	139
Gains on purchases or exchanges of debt									0	0	0
Other income									39	64	5
Equity in net earnings (losses) of subsidiary									(141)	1	0
Total Other Expense									(133)	202	3
INCOME (LOSS) BEFORE INCOME TAXES									(105)	583	(216)
Total Income Tax Expense (Benefit)									0	0	0
NET INCOME (LOSS)									(105)	583	(216)
Net income attributable to noncontrolling interests									0	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE									(105)	583	(216)
Other comprehensive income									35	34	39
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE									(70)	617	(177)
Guarantor Subsidiaries | Reportable legal entities | Oil, Natural Gas and NGL
REVENUES AND OTHER:
Revenues									3,760	5,136	4,962
Guarantor Subsidiaries | Reportable legal entities | Oil, natural gas and NGL production
OPERATING EXPENSES:
Cost of goods and services									436	474	517
Guarantor Subsidiaries | Reportable legal entities | Oil, natural gas and NGL gathering, processing and transportation
OPERATING EXPENSES:
Cost of goods and services									1,062	1,391	1,463
Guarantor Subsidiaries | Reportable legal entities | Marketing
REVENUES AND OTHER:
Revenues									3,967	5,076	4,511
OPERATING EXPENSES:
Cost of goods and services									4,003	5,158	4,598
Guarantor Subsidiaries | Reportable legal entities | Oil, Natural gas and NGL and Marketing
REVENUES AND OTHER:
Revenues									7,727	10,212	9,473
Guarantor Subsidiaries | Reportable legal entities | Other
REVENUES AND OTHER:
Revenues									60	63	67
Guarantor Subsidiaries | Reportable legal entities | Exploration
OPERATING EXPENSES:
Cost of goods and services									77	162	235
Non-Guarantor Subsidiaries | Reportable legal entities
REVENUES AND OTHER:
Revenues									765	19	23
Gains (losses) on sales of assets									0	0	0
OPERATING EXPENSES:
Severance and ad valorem taxes									50	1	1
General and administrative									77	1	2
Restructuring and other termination costs									0	0
Provision for legal contingencies, net									0	0	0
Depreciation, depletion and amortization									545	7	9
Impairments									0	0	0
Other operating expense									40		0
Total Operating Expenses									823	16	20
INCOME (LOSS) FROM OPERATIONS									(58)	3	3
OTHER INCOME (EXPENSE):
Interest expense									(69)	0	0
Gains (losses) on investments									(24)	0
Gains on purchases or exchanges of debt									10	0	0
Other income									0	0	0
Equity in net earnings (losses) of subsidiary									0	0	0
Total Other Expense									(83)	0	0
INCOME (LOSS) BEFORE INCOME TAXES									(141)	3	3
Total Income Tax Expense (Benefit)									0	0	0
NET INCOME (LOSS)									(141)	3	3
Net income attributable to noncontrolling interests									0	(2)	(3)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE									(141)	1	0
Other comprehensive income									0	0	0
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE									(141)	1	0
Non-Guarantor Subsidiaries | Reportable legal entities | Oil, Natural Gas and NGL
REVENUES AND OTHER:
Revenues									762	19	23
Non-Guarantor Subsidiaries | Reportable legal entities | Oil, natural gas and NGL production
OPERATING EXPENSES:
Cost of goods and services									84	0	0
Non-Guarantor Subsidiaries | Reportable legal entities | Oil, natural gas and NGL gathering, processing and transportation
OPERATING EXPENSES:
Cost of goods and services									20	7	8
Non-Guarantor Subsidiaries | Reportable legal entities | Marketing
REVENUES AND OTHER:
Revenues									0	0	0
OPERATING EXPENSES:
Cost of goods and services									0	0	0
Non-Guarantor Subsidiaries | Reportable legal entities | Oil, Natural gas and NGL and Marketing
REVENUES AND OTHER:
Revenues									762	19	23
Non-Guarantor Subsidiaries | Reportable legal entities | Other
REVENUES AND OTHER:
Revenues									$ 3	$ 0	$ 0